Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Securities Purchased Under Agreements To Resell Table [Text Block]
(In thousands)	2013	2012
Repledged	$189,308	$227,245
Not repledged	20,734	13,234
Total	$210,042	$240,479